Shareholder Report, Average Annual Return (Details) 193192_LifeX 2065 Inflation-Protected Longevity Income ETF_TF_TSR Annual {TF}	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
LifeX 2065 Inflation-Protected Longevity Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		LifeX 2065 Inflation-Protected Longevity Income ETF NAV
Average Annual Return, Percent		3.39%
Bloomberg U.S. Treasury Inflation Notes Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Inflation Notes Index
Average Annual Return, Percent	7.19%